Shareholders equity (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Number of warrants exercisable	9,080,374
Weighted average exercise price, End	$ 0.22	$ 2.40
Warrants - Series A
Number of warrants exercisable		747,040
Weighted average remaining contractual life (in years) price, Outstanding, Ending balance		3 months 27 days
Weighted average exercise price, End		$ 2.40
Warrants - Series C
Number of warrants exercisable	8,333,334
Weighted average remaining contractual life (in years) price, Outstanding, Ending balance	2 months 24 days
Weighted average exercise price, End	$ 2.40